Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 19, 2025
Prospectus Date	rr_ProspectusDate	Feb. 19, 2025
PFG Janus Henderson Tactical Income Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG JANUS HENDERSON® Tactical Income Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page [ ] of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Henderson Investors US LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), (“Janus Henderson Underlying Funds”). Under normal market circumstances, the balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds, or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”). Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or dividend-paying equity domestic and foreign equity securities or equity securities.

Pacific Financial Group, LLC (the “Adviser”) intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities, dividend-paying equity securities and other equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

The Adviser intends to have investment exposure that ranges from 20% to 60% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans, floating rate loans of any maturity or investment grade and international fixed income. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in either the MSCI Emerging Markets Index, JPMorgan EMBI Global Core Index, or J.P. Morgan GBI-EM Global Core Index.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Henderson Underlying Funds, Other Underlying Funds, and the securities held such Underlying Funds.

●	Emerging Markets Risk. An Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risks. The Fund invests in ETFs and as a result is subject to the special risks, including:

○	Not Individually Redeemable. ETF shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in ETF shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares of ETFs will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of ETFs may deviate from the their NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the ETF’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Janus Henderson Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Janus Henderson Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are heldin a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing a substantial portion of the Fund’s assets in Counterpoint Underlying Funds and Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	7.25%
Worst Quarter:	2nd Quarter 2022	(7.72)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 3.73%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.72%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Janus Henderson Tactical Income Strategy Fund | Morningstar Moderately Conservative Target Risk Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[1]
PFG Janus Henderson Tactical Income Strategy Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Emerging Markets Risk. An Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Janus Henderson Tactical Income Strategy Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Janus Henderson Tactical Income Strategy Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Janus Henderson Tactical Income Strategy Fund | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Structure Risks. The Fund invests in ETFs and as a result is subject to the special risks, including:

○	Not Individually Redeemable. ETF shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. Trading in ETF shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares of ETFs will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of ETFs may deviate from the their NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the ETF’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

PFG Janus Henderson Tactical Income Strategy Fund | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Not Individually Redeemable. ETF shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

PFG Janus Henderson Tactical Income Strategy Fund | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Trading Issues. Trading in ETF shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

PFG Janus Henderson Tactical Income Strategy Fund | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Market Price Variance Risk. The market prices of Shares of ETFs will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of ETFs may deviate from the their NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the ETF’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

PFG Janus Henderson Tactical Income Strategy Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

PFG Janus Henderson Tactical Income Strategy Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Janus Henderson Tactical Income Strategy Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG Janus Henderson Tactical Income Strategy Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Large Capitalization Stock Risk. The Fund’s investments in the Janus Henderson Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Janus Henderson Tactical Income Strategy Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Janus Henderson Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Janus Henderson Tactical Income Strategy Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Janus Henderson Tactical Income Strategy Fund | Medium Capitalization Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Janus Henderson Tactical Income Strategy Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are heldin a taxable account.

PFG Janus Henderson Tactical Income Strategy Fund | Risk Pro Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Janus Henderson Tactical Income Strategy Fund | Sector Risk [Member]
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●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Janus Henderson Tactical Income Strategy Fund | Small Capitalization Risk [Member]
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●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Janus Henderson Tactical Income Strategy Fund | Underlying Funds Risk [Member]
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●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing a substantial portion of the Fund’s assets in Counterpoint Underlying Funds and Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Janus Henderson Tactical Income Strategy Fund | PFG Janus Henderson Tactical Income Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFTSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,365
Annual Return 2021	rr_AnnualReturn2021	6.28%
Annual Return 2022	rr_AnnualReturn2022	(12.97%)
Annual Return 2023	rr_AnnualReturn2023	9.96%
Annual Return 2024	rr_AnnualReturn2024	6.13%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG Janus Henderson Tactical Income Strategy Fund | PFG Janus Henderson Tactical Income Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.03%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[4]
PFG Janus Henderson Tactical Income Strategy Fund | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[4]

[1]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.
[4]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.